Debt - Schedule of Terms and Carrying Value of Debt Instrument (Detail)							9 Months Ended					9 Months Ended						9 Months Ended		9 Months Ended		9 Months Ended													9 Months Ended			0 Months Ended	9 Months Ended			9 Months Ended		9 Months Ended							9 Months Ended							9 Months Ended					9 Months Ended		9 Months Ended
	Feb. 28, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2011 USD ($)	Feb. 28, 2013 European facilities [Member] EUR (€)	May 31, 2012 European facilities [Member] EUR (€)	May 31, 2011 European facilities [Member] EUR (€)	Feb. 28, 2013 European facilities [Member] Euro [Member]	May 31, 2012 European facilities [Member] Euro [Member]	Feb. 28, 2013 Debt One [Member] USD ($)	May 31, 2012 Debt One [Member] USD ($)	May 31, 2011 Debt One [Member] USD ($)	Feb. 28, 2013 Term loan facility, 25-Mar-15 [Member] USD ($)	Feb. 28, 2013 Term loan facility, 25-Mar-15 [Member] EUR (€)	May 31, 2012 Term loan facility, 25-Mar-15 [Member] USD ($)	May 31, 2012 Term loan facility, 25-Mar-15 [Member] EUR (€)	May 31, 2011 Term loan facility, 25-Mar-15 [Member] USD ($)	May 31, 2011 Term loan facility, 25-Mar-15 [Member] EUR (€)	Feb. 28, 2013 Term loan facility, 25-Mar-15 [Member] Euro [Member]	May 31, 2012 Term loan facility, 25-Mar-15 [Member] Euro [Member]	Feb. 28, 2013 Term loan facility, 25-Mar-15 [Member] USD [Member]	May 31, 2012 Term loan facility, 25-Mar-15 [Member] USD [Member]	Feb. 28, 2013 Term loan facility, 25-Jul-17 [Member] USD ($)	Feb. 28, 2013 Term loan facility, 25-Jul-17 [Member] Euro [Member]	Feb. 28, 2013 Term loan facility, 25-Jul-17 [Member] USD [Member]	Feb. 28, 2013 Term loan facility, 25-Jul-17 [Member] Currency Euro [Member] EUR (€)	Feb. 28, 2013 Debt Two [Member] USD ($)	May 31, 2012 Debt Two [Member] USD ($)	May 31, 2011 Debt Two [Member] USD ($)	Feb. 28, 2013 Debt Three [Member] USD ($)	May 31, 2012 Cash flow revolving credit facility, 25-Sep-13 [Member] USD ($)	May 31, 2011 Cash flow revolving credit facility, 25-Sep-13 [Member] USD ($)	May 31, 2012 Cash flow revolving credit facility, 25-Sep-13 [Member] USD [Member]	May 31, 2012 Cash flow revolving credit facility, 25-Sep-13 [Member] USD/EUR [Member] USD ($)	May 31, 2011 Cash flow revolving credit facility, 25-Sep-13 [Member] USD/EUR [Member] USD ($)	Feb. 28, 2013 Cash flow revolving credit facility, 25-Apr-17 [Member]	Feb. 28, 2013 Cash flow revolving credit facility, 25-Apr-17 [Member] USD [Member]	Feb. 28, 2013 Cash flow revolving credit facility, 25-Apr-17 [Member] USD/EUR [Member]	Aug. 02, 2012 Asset-based revolving credit facility [Member]	Feb. 28, 2013 Asset-based revolving credit facility [Member] USD ($)	May 31, 2012 Asset-based revolving credit facility [Member] USD ($)	May 31, 2011 Asset-based revolving credit facility [Member] USD ($)	Feb. 28, 2013 Asset-based revolving credit facility [Member] USD [Member]	May 31, 2012 Asset-based revolving credit facility [Member] USD [Member]	Feb. 28, 2013 Asset-based revolving credit facility [Member] Currency Euro [Member]	Feb. 28, 2013 Asset-based revolving credit facility [Member] USD/EUR [Member]	Feb. 28, 2013 Senior cash pay notes [Member]	May 31, 2012 Senior cash pay notes [Member] USD ($)	May 31, 2011 Senior cash pay notes [Member] USD ($)	Feb. 28, 2013 Senior cash pay notes [Member] USD [Member]	May 31, 2012 Senior cash pay notes [Member] USD [Member]	Feb. 28, 2013 Senior PIK toggle notes [Member]	May 31, 2012 Senior PIK toggle notes [Member] USD ($)	May 31, 2011 Senior PIK toggle notes [Member] USD ($)	Feb. 28, 2013 Senior PIK toggle notes [Member] USD [Member] Minimum [Member]	May 31, 2012 Senior PIK toggle notes [Member] USD [Member] Minimum [Member]	Feb. 28, 2013 Senior PIK toggle notes [Member] USD [Member] Maximum [Member]	May 31, 2012 Senior PIK toggle notes [Member] USD [Member] Maximum [Member]	Feb. 28, 2013 Senior subordinated notes [Member]	May 31, 2012 Senior subordinated notes [Member] USD ($)	May 31, 2011 Senior subordinated notes [Member] USD ($)	Feb. 28, 2013 Senior subordinated notes [Member] USD [Member]	May 31, 2012 Senior subordinated notes [Member] USD [Member]	Feb. 28, 2013 Senior notes [Member] USD ($)	Feb. 28, 2013 Senior notes [Member] USD [Member]	Feb. 28, 2013 Senior subordinated notes [Member] USD ($)	Feb. 28, 2013 Senior subordinated notes [Member] USD [Member]
Debt Instrument [Line Items]
Maturity period of term loan under the credit facility												Mar. 25, 2015	Mar. 25, 2015					Mar. 25, 2015				Jul. 25, 2017	Jul. 25, 2017												Apr. 25, 2017		Apr. 25, 2017	Jul. 25, 2017	Jul. 25, 2017					Jul. 25, 2017		Oct. 15, 2017					Oct. 15, 2017							Oct. 15, 2017					Aug. 01, 2020		Oct. 01, 2020
Interest rate description							Interest Free											LIBOR + 3.00%		LIBOR + 3.00%			LIBOR + 4.00%	LIBOR + 3.75%												LIBOR + 3.50%	LIBOR + 3.50%					LIBOR + 1.75%			LIBOR + 1.75%
Interest rate								0.00%																																									10.00%	10.00%				10.375%	10.375%	11.125%	11.125%	6.50%			11.625%	11.625%		6.50%	6.50%	6.50%
Debt Instruments basis spread on variable rate																		3.00%	3.00%	3.00%	3.00%		4.00%	3.75%								2.00%	2.00%			3.50%	3.50%					1.75%	1.25%		1.75%
Premium on notes	$ 39,100,000	$ 3,000,000	$ 3,300,000
Total debt	$ 5,978,400,000	$ 5,827,800,000	$ 6,020,300,000	€ 2,000,000	€ 2,800,000	€ 3,900,000			$ 2,600,000	$ 3,500,000	$ 5,600,000	$ 104,600,000	€ 168,200,000	$ 2,234,700,000	€ 835,600,000	$ 2,258,100,000	€ 844,400,000					$ 2,122,100,000			€ 661,000,000	$ 220,100,000	$ 1,039,600,000	$ 1,206,300,000	$ 864,900,000	$ 0	$ 0		$ 0	$ 0					$ 0	$ 0	$ 0						$ 761,000,000	$ 761,000,000				$ 771,000,000	$ 771,000,000						$ 1,015,000,000	$ 1,015,000,000			$ 1,825,000,000		$ 800,000,000